Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2021
Capital Requirements and Regulatory Adjustments Over Transitional Period
The capital requirements and regulatory adjustments are being phased in over a transitional period as follows (italicized percentages indicate those still in transition periods):

	March 2020	March 2021	March 2022	March 2023
Minimum Common Equity Tier 1 capital	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital	6.0%	6.0%	6.0%	6.0%
Minimum total capital	8.0%	8.0%	8.0%	8.0%
Phase out of recognition of capital instruments that no longer qualify as capital	20.0%	10.0%	0.0%	0.0%
Capital conservation buffer	2.5%	2.5%	2.5%	2.5%
Countercyclical capital buffer (1)	0.01%	0.01%	0.01%	0.01%
Additional loss absorbency requirements for G-SIBs and D-SIBs (2)	1.0%	1.0%	1.0%	1.0%
Minimum Leverage Ratio	3.0%	3.0%	3.0%	3.5	% (3)

Notes:
(1)	Figures assume that the countercyclical capital buffer will continue to be 0.01% after March 2022.
(2)	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.
(3)	This figure includes a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.

Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency
Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2020 and 2021 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2020		2021
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	4,978	8.01	5,405	8.01
Actual	7,245	11.65	7,850	11.63
Tier 1 capital:
Required (1)	5,910	9.51	6,418	9.51
Actual	9,024	14.52	9,702	14.37
Total risk-based capital:
Required (1)	7,152	11.51	7,767	11.51
Actual	10,722	17.25	11,385	16.87
Leverage Ratio (2) :
Required	6,629	3.00	6,016	3.00
Actual	9,024	4.08	9,702	4.83
MHBK:
Common Equity Tier 1 capital:
Required	2,567	4.50	2,823	4.50
Actual	6,501	11.39	6,972	11.11
Tier 1 capital:
Required	3,422	6.00	3,764	6.00
Actual	8,275	14.50	8,819	14.05
Total risk-based capital:
Required	4,563	8.00	5,019	8.00
Actual	9,865	17.29	10,400	16.57
Leverage Ratio (2) :
Required	6,160	3.00	5,660	3.00
Actual	8,275	4.02	8,819	4.67
MHTB:
Common Equity Tier 1 capital:
Required	93	4.50	82	4.50
Actual	489	23.64	527	28.94
Tier 1 capital:
Required	124	6.00	109	6.00
Actual	489	23.66	527	28.94
Total risk-based capital:
Required	165	8.00	146	8.00
Actual	491	23.74	527	28.94
Leverage Ratio (2) :
Required	216	3.00	138	3.00
Actual	489	6.79	527	11.41
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,403	4.50	2,648	4.50
Actual	6,130	11.47	6,561	11.14
Tier 1 capital:
Required	3,204	6.00	3,531	6.00
Actual	7,905	14.80	8,406	14.28

	2020		2021
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Total risk-based capital:
Required	4,272	8.00	4,708	8.00
Actual	9,482	17.75	9,987	16.96
Leverage Ratio (2) :
Required	5,884	3.00	5,343	3.00
Actual	7,905	4.03	8,406	4.72
MHTB:
Common Equity Tier 1 capital:
Required	93	4.50	82	4.50
Actual	475	23.10	519	28.63
Tier 1 capital:
Required	123	6.00	109	6.00
Actual	475	23.10	519	28.63
Total risk-based capital:
Required	165	8.00	145	8.00
Actual	477	23.18	519	28.64
Leverage Ratio (2) :
Required	214	3.00	135	3.00
Actual	475	6.66	519	11.51

Notes:
(1)
The required ratios disclosed above, at March 31, 2020 and 2021, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.01% and the additional loss absorbency requirements for
G-SIBs
and
D-SIBs
of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

(2)	The required and actual amounts disclosed above at March 31, 2021 exclude amounts of deposits to the Bank of Japan.